Vessel Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disaggregation of Revenue [Abstract]
Voyage charter revenues	$ 0	$ 1,310,662
Total vessel revenues	9,596,953	11,847,244
Trade accounts receivable trade, net	0		$ 416,300
Deferred liabilities	1,010,000		984,000
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 7,528,174	6,516,885
Time Charter [Member] | Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of charters/arrangements	1 month
Time Charter [Member] | Maximum [Member]
Disaggregation of Revenue [Abstract]
Term of charters/arrangements	12 months
Voyage Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage charter revenues	$ 0	1,310,662
Trade accounts receivable trade, net	0		0
Deferred assets	0		0
Deferred liabilities	0		$ 0
Pool [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 2,068,779	$ 4,019,697
Pool [Member] | Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of charters/arrangements	6 months